Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,500,000
Previously Paid Amount	0.00
Total Fee Amount	2,002.45
Total Offset Amount	0.00
Net Fee	2,002.45
Narrative - Max Aggregate Offering Price	$ 14,500,000
Final Prospectus	true